Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of basis of assets and liabilities

	As of December 31,
Deferred tax assets:	2022	2021
Allowance for doubtful accounts	$66	$55
Accrued vacation	-	21
Accrued bonuses	-	137
Accruals and reserves	-	21
Depreciation	14	11
Interest expense limitation	1,922	1
Investment in partnership	2,548	-
Lease liability	153	221
Net operating losses	26,852	2,366
Total deferred tax assets before valuation allowance	31,555	2,833
Less: valuation allowance	(29,164)	-
Total deferred tax assets after valuation allowance	$2,391	$2,833
Deferred tax liabilities:
Right of use asset	$(142)	$(206)
Intangible assets	(1,351)	(1,831)
Capitalized transaction costs	-	53
Goodwill	(1,115)	(1,027)
Total deferred tax liabilities	$(2,608)	$(3,011)
Net deferred tax liabilities	$(217)	(178)

Schedule of income taxes consists

	Years Ended December 31,
	2022	2021
Current:
Federal	$-	$-
State	37	50
Total current	37	50
Deferred:
Federal	101	(1,197)
State	(62)	(523)
Total deferred	39	(1,720)
Total income tax expense (benefit)	$76	$(1,670)

Schedule of reconciliation between the federal statutory rate and the effective income tax rate

	December 31,
	2022	2021
Statutory U.S. federal tax rate	21.00%	21.00%
Less: rate attributable to noncontrolling interest	-17.52%	-19.27%
State income taxes (net of federal benefit)	0.17%	0.50%
Permanent differences	-2.71%	0.00%
Effective rate change	0.01%	0.00%
Increase in valuation allowance	-0.96%	0.00%
Other	-0.02%	0.00%
Effective income tax rate	-0.03%	2.23%